UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21852
Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

August
Date of reporting period:
August 31, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Pyrford International Stock Fund
Class A / PISDX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about Columbia Pyrford International Stock Fund (the Fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 123	1.14%
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer staples, information technology and utilities sectors were the top three contributors to stock selection.
Allocations
| Sector allocation within consumer discretionary, industrials and communication services were the top three contributing sectors to relative performance.
Individual holdings
| Top individual contributors to relative performance were Taiwan Semiconductor, Japan Tobacco and LVMH.
Top Performance Detractors
Stock selection
| Selections in the financials, industrials and communication services sectors were the largest detractors to stock selection.
Allocations
| Sector allocation within consumer staples, financials and information technology were the largest detracting sectors to relative performance.
Individual holdings
| Bottom individual detractors to relative performance were Novo Nordisk, PT Telkom Indonesia and Woodside Energy Group.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges) (a)	17.16	7.20	4.30
Class A (including sales charges) (a)	10.43	5.93	3.69
MSCI EAFE Index (Net)	19.40	8.61	5.20
MSCI ACWI ex USA Index (Net)	18.21	7.56	4.42
(a)
The Fund’s performance prior to December 10, 2021 reflects returns achieved by BMO Pyrford International Stock Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. and had the same investment objective and a substantially identical investment strategy to the Fund.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 370,319,914
Total number of portfolio holdings	76
Management services fees (represents 0.86% of Fund average net assets)	$ 3,568,060
Portfolio turnover for the reporting period	14%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition
is
subject
to change.
Top Holdings
Nestlé SA, Registered Shares	2.5%
Japan Tobacco, Inc.	2.4%
United Overseas Bank Ltd.	2.4%
Brambles Ltd.	2.4%
Roche Holding AG, Genusschein Shares	2.4%
KDDI Corp.	2.2%
Novartis AG, Registered Shares	2.2%
Mitsubishi Electric Corp.	2.2%
Unilever PLC	2.1%
Air Liquide SA	2.1%
Equity Sector Allocation
Geographic Allocation
Changes in and Disagreements with Accountants
In
November 2022
, Cohen & Company, Ltd. (Cohen), the Fund’s former independent registered public accounting firm, was dismissed and PricewaterhouseCoopers LLP was appointed. During such fiscal year and through the dismissal, there were no disagreements between the Fund and Cohen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to Cohen’s satisfaction, would have caused the firm to make reference to the subject matter of the disagreement in connection with their reports
on the Fund’s financial statements for such period.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Pyrford International Stock Fund
Advisor Class / PISKX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about Columbia Pyrford International Stock Fund (the Fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Advisor Class	$ 96	0.89%
Management's Discussion of Fund Performance
The performance of Advisor Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer staples, information technology and utilities sectors were the top three contributors to stock selection.
Allocations
| Sector allocation within consumer discretionary, industrials and communication services were the top three contributing sectors to relative performance.
Individual holdings
| Top individual contributors to relative performance were Taiwan Semiconductor, Japan Tobacco and LVMH.
Top Performance Detractors
Stock selection
| Selections in the financials, industrials and communication services sectors were the largest detractors to stock selection.
Allocations
| Sector allocation within consumer staples, financials and information technology were the largest detracting sectors to relative performance.
Individual holdings
| Bottom individual detractors to relative performance were Novo Nordisk, PT Telkom Indonesia and Woodside Energy Group.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Advisor Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Advisor Class (a)	17.44	7.46	4.56
MSCI EAFE Index (Net)	19.40	8.61	5.20
MSCI ACWI ex USA Index (Net)	18.21	7.56	4.42
(a)
The Fund’s performance prior to December 10, 2021 reflects returns achieved by BMO Pyrford International Stock Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. and had the same investment objective and a substantially identical investment strategy to the Fund.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 370,319,914
Total number of portfolio holdings	76
Management services fees (represents 0.86% of Fund average net assets)	$ 3,568,060
Portfolio turnover for the reporting period	14%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets
. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition
is subject to change.
Top Holdings
Nestlé SA, Registered Shares	2.5%
Japan Tobacco, Inc.	2.4%
United Overseas Bank Ltd.	2.4%
Brambles Ltd.	2.4%
Roche Holding AG, Genusschein Shares	2.4%
KDDI Corp.	2.2%
Novartis AG, Registered Shares	2.2%
Mitsubishi Electric Corp.	2.2%
Unilever PLC	2.1%
Air Liquide SA	2.1%
Equity Sector Allocation
Geographic Allocation
Changes in and Disagreements with Accountants
In
November 2022
, Cohen & Company, Ltd. (Cohen), the Fund’s former independent registered public accounting firm, was dismissed and PricewaterhouseCoopers LLP was appointed. During such fiscal year and through the dismissal, there were no disagreements between the Fund and Cohen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to Cohen’s satisfaction, would have caused the firm to make reference to the subject matter of the disagreement in connection with their reports on the Fund’s financial statements for such period.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial
information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Pyrford International Stock Fund
Institutional Class / PISLX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about Columbia Pyrford International Stock Fund (the Fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 96	0.89%
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer staples, information technology and utilities sectors were the top three contributors to stock selection.
Allocations
| Sector allocation within consumer discretionary, industrials and communication services were the top three contributing sectors to relative performance.
Individual holdings
| Top individual contributors to relative performance were Taiwan Semiconductor, Japan Tobacco and LVMH.
Top Performance Detractors
Stock selection
| Selections in the financials, industrials and communication services sectors were the largest detractors to stock selection.
Allocations
| Sector allocation within consumer staples, financials and information technology were the largest detracting sectors to relative performance.
Individual holdings
| Bottom individual detractors to relative performance were Novo Nordisk, PT Telkom Indonesia and Woodside Energy Group.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class (a),(b)	17.26	7.45	4.56
MSCI EAFE Index (Net)	19.40	8.61	5.20
MSCI ACWI ex USA Index (Net)	18.21	7.56	4.42
(a)
The returns shown for periods prior to December 15, 2021 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Advisor Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.

(b)
The Fund’s performance prior to December 10, 2021 reflects returns achieved by BMO Pyrford International Stock Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. and had the same investment objective and a substantially identical investment strategy to the Fund.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 370,319,914
Total number of portfolio holdings	76
Management services fees (represents 0.86% of Fund average net assets)	$ 3,568,060
Portfolio turnover for the reporting period	14%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of
Fund
net assets.
Derivatives
are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Nestlé SA, Registered Shares	2.5%
Japan Tobacco, Inc.	2.4%
United Overseas Bank Ltd.	2.4%
Brambles Ltd.	2.4%
Roche Holding AG, Genusschein Shares	2.4%
KDDI Corp.	2.2%
Novartis AG, Registered Shares	2.2%
Mitsubishi Electric Corp.	2.2%
Unilever PLC	2.1%
Air Liquide SA	2.1%
Equity Sector Allocation
Geographic Allocation
Changes in and Disagreements with Accountants
In
November 2022
, Cohen & Company, Ltd. (Cohen), the Fund’s former independent registered public accounting firm, was dismissed and PricewaterhouseCoopers LLP was appointed. During such fiscal year and through the dismissal, there were no disagreements between the Fund and Cohen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to Cohen’s satisfaction, would have caused the firm to make reference to the subject matter of the disagreement in connection with their reports on the Fund’s financial statements for such period.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Pyrford International Stock Fund
Institutional 2 Class / PISOX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about Columbia Pyrford International Stock Fund (the Fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 90	0.83%
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer staples, information technology and utilities sectors were the top three contributors to stock selection.
Allocations
| Sector allocation within consumer discretionary, industrials and communication services were the top three contributing sectors to relative performance.
Individual holdings
| Top individual contributors to relative performance were Taiwan Semiconductor, Japan Tobacco and LVMH.
Top Performance Detractors
Stock selection
| Selections in the financials, industrials and communication services sectors were the largest detractors to stock selection.
Allocations
| Sector allocation within consumer staples, financials and information technology were the largest detracting sectors to relative performance.
Individual holdings
| Bottom individual detractors to relative performance were Novo Nordisk, PT Telkom Indonesia and Woodside Energy Group.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class (a),(b)	17.52	7.53	4.59
MSCI EAFE Index (Net)	19.40	8.61	5.20
MSCI ACWI ex USA Index (Net)	18.21	7.56	4.42
(a)
The returns shown for periods prior to December 15, 2021 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Advisor Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.

(b)
The Fund’s performance prior to December 10, 2021 reflects returns achieved by BMO Pyrford International Stock Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. and had the same investment objective and a substantially identical investment strategy to the Fund.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 370,319,914
Total number of portfolio holdings	76
Management services fees (represents 0.86% of Fund average net assets)	$ 3,568,060
Portfolio turnover for the reporting period	14%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition
is subject to change.
Top Holdings
Nestlé SA, Registered Shares	2.5%
Japan Tobacco, Inc.	2.4%
United Overseas Bank Ltd.	2.4%
Brambles Ltd.	2.4%
Roche Holding AG, Genusschein Shares	2.4%
KDDI Corp.	2.2%
Novartis AG, Registered Shares	2.2%
Mitsubishi Electric Corp.	2.2%
Unilever PLC	2.1%
Air Liquide SA	2.1%
Equity Sector Allocation
Geographic Allocation
Changes in and Disagreements with Accountants
In
November 2022
, Cohen & Company, Ltd. (Cohen), the Fund’s former independent registered public accounting firm, was dismissed and PricewaterhouseCoopers LLP was appointed. During such fiscal year and through the dismissal, there were no disagreements between the Fund and Cohen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to Cohen’s satisfaction, would have caused the firm to make reference to the subject matter of the disagreement in connection with their reports on the Fund’s financial statements for such period.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Pyrford International Stock Fund
Institutional 3 Class / PISQX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about Columbia Pyrford International Stock Fund (the Fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 85	0.78%
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer staples, information technology and utilities sectors were the top three contributors to stock selection.
Allocations
| Sector allocation within consumer discretionary, industrials and communication services were the top three contributing sectors to relative performance.
Individual holdings
| Top individual contributors to relative performance were Taiwan Semiconductor, Japan Tobacco and LVMH.
Top Performance Detractors
Stock selection
| Selections in the financials, industrials and communication services sectors were the largest detractors to stock selection.
Allocations
| Sector allocation within consumer staples, financials and information technology were the largest detracting sectors to relative performance.
Individual holdings
| Bottom individual detractors to relative performance were Novo Nordisk, PT Telkom Indonesia and Woodside Energy Group.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a)	17.53	7.59	4.70
MSCI EAFE Index (Net)	19.40	8.61	5.20
MSCI ACWI ex USA Index (Net)	18.21	7.56	4.42
(a)
The Fund’s performance prior to December 10, 2021 reflects returns achieved by BMO Pyrford International Stock Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. and had the same investment objective and a substantially identical investment strategy to the Fund.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 370,319,914
Total number of portfolio holdings	76
Management services fees (represents 0.86% of Fund average net assets)	$ 3,568,060
Portfolio turnover for the reporting period	14%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets.
Derivatives
are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Nestlé SA, Registered Shares	2.5%
Japan Tobacco, Inc.	2.4%
United Overseas Bank Ltd.	2.4%
Brambles Ltd.	2.4%
Roche Holding AG, Genusschein Shares	2.4%
KDDI Corp.	2.2%
Novartis AG, Registered Shares	2.2%
Mitsubishi Electric Corp.	2.2%
Unilever PLC	2.1%
Air Liquide SA	2.1%
Equity Sector Allocation
Geographic Allocation
Changes in and Disagreements with Accountants
In
November 2022
, Cohen & Company, Ltd. (Cohen), the Fund’s former independent registered public accounting firm, was dismissed and PricewaterhouseCoopers LLP was appointed. During such fiscal year and through the dismissal, there were no disagreements between the Fund and Cohen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to Cohen’s satisfaction, would have caused the firm to make reference to the subject matter of the disagreement in connection with their reports on the Fund’s financial statements for such period
.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Pyrford International Stock Fund
Class R / PISJX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about Columbia Pyrford International Stock Fund (the Fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 152	1.41%
Management's Discussion of Fund Performance
The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer staples, information technology and utilities sectors were the top three contributors to stock selection.
Allocations
| Sector allocation within consumer discretionary, industrials and communication services were the top three contributing sectors to relative performance.
Individual holdings
| Top individual contributors to relative performance were Taiwan Semiconductor, Japan Tobacco and LVMH.
Top Performance Detractors
Stock selection
| Selections in the financials, industrials and communication services sectors were the largest detractors to stock selection.
Allocations
| Sector allocation within consumer staples, financials and information technology were the largest detracting sectors to relative performance.
Individual holdings
| Bottom individual detractors to relative performance were Novo Nordisk, PT Telkom Indonesia and Woodside Energy Group.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class R shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R (a),(b)	16.88	6.93	4.04
MSCI EAFE Index (Net)	19.40	8.61	5.20
MSCI ACWI ex USA Index (Net)	18.21	7.56	4.42
(a)
The returns shown for periods prior to December 15, 2021 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Advisor Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.

(b)
The Fund’s performance prior to December 10, 2021 reflects returns achieved by BMO Pyrford International Stock Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. and had the same investment objective and a substantially identical investment strategy to the Fund.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 370,319,914
Total number of portfolio holdings	76
Management services fees (represents 0.86% of Fund average net assets)	$ 3,568,060
Portfolio turnover for the reporting period	14%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Nestlé SA, Registered Shares	2.5%
Japan Tobacco, Inc.	2.4%
United Overseas Bank Ltd.	2.4%
Brambles Ltd.	2.4%
Roche Holding AG, Genusschein Shares	2.4%
KDDI Corp.	2.2%
Novartis AG, Registered Shares	2.2%
Mitsubishi Electric Corp.	2.2%
Unilever PLC	2.1%
Air Liquide SA	2.1%
Equity Sector Allocation
Geographic Allocation
Changes in and Disagreements with Accountants
In
November 2022
, Cohen & Company, Ltd. (Cohen), the Fund’s former independent registered public accounting firm, was dismissed and PricewaterhouseCoopers LLP was appointed. During such fiscal year and through the dismissal, there were no disagreements between the Fund and Cohen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to Cohen’s satisfaction
, would have caused the firm to make reference to the subject matter of the disagreement in connection with their reports on the Fund’s financial statements for such period.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is
the
global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant's investment advisor ($)
	August 31, 2024	August 31, 2023	August 31, 2024	August 31, 2023
Audit fees (a)	31,493	30,090	0	0
Audit-related fees (b)	0	0	0	0
Tax fees (c)	13,795	12,850	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	581,000	577,000

(a)    Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)    Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c)    Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d)    All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures
The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)    Not applicable.

(g)    The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)    The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)    Not applicable.

(j)    Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Pyrford International Stock Fund
Annual Financial Statements and Additional Information
August 31, 2024

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Pyrford International Stock Fund | 2024

Portfolio of Investments
August 31, 2024
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 96.0%
Issuer	Shares	Value ($)
Australia 9.2%
Brambles Ltd.	712,490	8,783,070
Computershare Ltd.	326,755	6,281,965
Endeavour Group Ltd.	810,336	2,921,833
QBE Insurance Group Ltd.	436,202	4,651,653
Woodside Energy Group Ltd.	259,357	4,751,227
Woolworths Group Ltd.	279,168	6,734,386
Total		34,124,134
Finland 2.8%
KONE OYJ, Class B	72,233	3,896,140
Sampo OYJ, Class A	145,652	6,493,361
Total		10,389,501
France 7.9%
Air Liquide SA	41,287	7,706,140
Bureau Veritas A	148,730	4,896,322
Legrand SA	44,037	4,932,299
L’Oreal SA	6,671	2,926,934
Rubis SCA	90,858	2,922,904
Sanofi SA	52,110	5,848,728
Total		29,233,327
Germany 9.3%
Brenntag SE	80,337	5,974,127
Deutsche Post AG	158,251	6,868,980
Infineon Technologies AG	109,813	4,030,049
Merck KGaA	30,084	5,871,147
Nemetschek SE	37,929	3,971,665
SAP SE	35,000	7,680,517
Total		34,396,485
Hong Kong 4.8%
AIA Group Ltd.	912,400	6,425,745
ASMPT Ltd.	271,370	3,062,625
Power Assets Holdings Ltd.	646,569	4,500,069
VTech Holdings Ltd.	594,100	3,847,500
Total		17,835,939
Common Stocks (continued)
Issuer	Shares	Value ($)
Indonesia 3.0%
PT Bank Rakyat Indonesia Persero Tbk	16,755,100	5,578,712
PT Telekomunikasi Indonesia Persero Tbk	28,020,600	5,525,886
Total		11,104,598
Japan 13.7%
ABC-Mart, Inc.	229,800	4,712,005
Japan Tobacco, Inc.	314,068	9,067,222
KDDI Corp.	242,900	8,194,752
Mitsubishi Electric Corp.	481,500	8,111,372
Nabtesco Corp.	317,900	5,418,752
Nihon Kohden Corp.	443,200	5,974,252
Nissan Chemical Industries Ltd.	174,500	5,998,153
Sumitomo Rubber Industries Ltd.	304,000	3,114,089
Total		50,590,597
Malaysia 3.0%
Axiata Group Bhd	3,883,000	2,288,397
Malayan Banking Bhd	2,836,000	7,075,181
Telekom Malaysia Bhd	1,106,900	1,731,343
Total		11,094,921
Netherlands 3.2%
Koninklijke Philips NV(a)	132,128	3,979,791
Shell PLC	85,125	3,016,282
Wolters Kluwer NV	28,142	4,812,486
Total		11,808,559
Norway 1.9%
Telenor ASA	573,746	7,113,906
Singapore 6.8%
ComfortDelGro Corp., Ltd.	2,264,200	2,468,281
Singapore Technologies Engineering Ltd.	1,157,900	3,948,171
Singapore Telecommunications Ltd.	1,767,707	4,239,376
United Overseas Bank Ltd.	375,002	9,014,675
Venture Corp., Ltd.	498,700	5,359,916
Total		25,030,419
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Pyrford International Stock Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Common Stocks (continued)
Issuer	Shares	Value ($)
Sweden 2.5%
ASSA ABLOY AB, Class B	86,737	2,802,307
Atlas Copco AB, Class A	142,332	2,589,467
Essity AB, Class B	123,811	3,759,912
Total		9,151,686
Switzerland 10.5%
Geberit AG	3,138	2,007,294
Givaudan SA	388	1,992,904
Nestlé SA, Registered Shares	87,657	9,400,350
Novartis AG, Registered Shares	67,260	8,126,230
Roche Holding AG, Genusschein Shares	25,933	8,778,860
Schindler Holding AG	7,496	2,085,641
SGS SA, Registered Shares	20,380	2,276,118
Zurich Insurance Group AG	7,375	4,281,012
Total		38,948,409
Taiwan 2.9%
Advantech Co., Ltd.	188,674	2,063,706
Chunghwa Telecom Co., Ltd.	976,000	3,783,533
Merida Industry Co., Ltd.	89,000	671,603
Taiwan Semiconductor Manufacturing Co., Ltd.	145,000	4,292,779
Total		10,811,621
United Kingdom 13.3%
BP PLC	454,562	2,573,403
British American Tobacco PLC	140,824	5,271,260
Bunzl PLC	73,398	3,426,652
Croda International PLC	56,602	3,066,646
IMI PLC	102,337	2,478,424
Common Stocks (continued)
Issuer	Shares	Value ($)
Imperial Brands PLC	123,793	3,553,195
Legal & General Group PLC	1,761,491	5,202,326
National Grid PLC	411,411	5,419,222
Reckitt Benckiser Group PLC	79,317	4,563,233
Rio Tinto Ltd.	46,103	3,451,571
Unilever PLC	122,336	7,904,476
Vodafone Group PLC	2,444,326	2,395,944
Total		49,306,352
United States 1.2%
GSK PLC	209,622	4,565,477
Total Common Stocks (Cost $258,016,500)		355,505,931

Preferred Stocks 1.7%
Issuer	Shares	Value ($)
Germany 1.7%
FUCHS SE	152,043	6,395,601
Total Preferred Stocks (Cost $4,840,556)		6,395,601

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.521%(b),(c)	2,326,282	2,325,817
Total Money Market Funds (Cost $2,325,652)		2,325,817
Total Investments in Securities (Cost $265,182,708)		364,227,349
Other Assets & Liabilities, Net		6,092,565
Net Assets		$370,319,914
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at August 31, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended August 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.521%
	4,714,786	97,358,620	(99,747,282)	(307)	2,325,817	413	302,983	2,326,282
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Pyrford International Stock Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	34,124,134	—	34,124,134
Finland	—	10,389,501	—	10,389,501
France	—	29,233,327	—	29,233,327
Germany	—	34,396,485	—	34,396,485
Hong Kong	—	17,835,939	—	17,835,939
Indonesia	—	11,104,598	—	11,104,598
Japan	—	50,590,597	—	50,590,597
Malaysia	—	11,094,921	—	11,094,921
Netherlands	—	11,808,559	—	11,808,559
Norway	—	7,113,906	—	7,113,906
Singapore	—	25,030,419	—	25,030,419
Sweden	—	9,151,686	—	9,151,686
Switzerland	—	38,948,409	—	38,948,409
Taiwan	—	10,811,621	—	10,811,621
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Pyrford International Stock Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
United Kingdom	—	49,306,352	—	49,306,352
United States	—	4,565,477	—	4,565,477
Total Common Stocks	—	355,505,931	—	355,505,931
Preferred Stocks
Germany	—	6,395,601	—	6,395,601
Total Preferred Stocks	—	6,395,601	—	6,395,601
Money Market Funds	2,325,817	—	—	2,325,817
Total Investments in Securities	2,325,817	361,901,532	—	364,227,349
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Pyrford International Stock Fund  | 2024

Statement of Assets and Liabilities
August 31, 2024

Assets
Investments in securities, at value
Unaffiliated issuers (cost $262,857,056)	$361,901,532
Affiliated issuers (cost $2,325,652)	2,325,817
Receivable for:
Investments sold	1,698,343
Capital shares sold	20,098
Dividends	1,124,803
Foreign tax reclaims	3,609,069
Expense reimbursement due from Investment Manager	1,663
Prepaid expenses	3,879
Total assets	370,685,204
Liabilities
Foreign currency (cost $4,916)	4,875
Payable for:
Investments purchased	265,870
Capital shares redeemed	1,640
Management services fees	8,740
Distribution and/or service fees	11
Transfer agent fees	29,807
Compensation of board members	1,529
Other expenses	35,478
Deferred compensation of board members	17,340
Total liabilities	365,290
Net assets applicable to outstanding capital stock	$370,319,914
Represented by
Paid in capital	252,169,247
Total distributable earnings (loss)	118,150,667
Total - representing net assets applicable to outstanding capital stock	$370,319,914
Class A
Net assets	$1,621,141
Shares outstanding	101,904
Net asset value per share	$15.91
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$16.88
Advisor Class
Net assets	$226,612,972
Shares outstanding	14,607,047
Net asset value per share	$15.51
Institutional Class
Net assets	$174,094
Shares outstanding	11,368
Net asset value per share	$15.31
Institutional 2 Class
Net assets	$22,050,134
Shares outstanding	1,438,819
Net asset value per share	$15.33
Institutional 3 Class
Net assets	$119,858,855
Shares outstanding	7,717,262
Net asset value per share	$15.53
Class R
Net assets	$2,718
Shares outstanding	173
Net asset value per share	$15.68 (a)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Pyrford International Stock Fund  | 2024

Statement of Assets and Liabilities (continued)
August 31, 2024
(a)	Net asset value per share rounds to this amount due to fractional shares outstanding.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Pyrford International Stock Fund  | 2024

Statement of Operations
Year Ended August 31, 2024

Net investment income
Income:
Dividends — unaffiliated issuers	$15,501,328
Dividends — affiliated issuers	302,983
Foreign taxes withheld	(1,138,787)
Total income	14,665,524
Expenses:
Management services fees	3,568,060
Distribution and/or service fees
Class A	4,128
Class C	16
Class R	12
Transfer agent fees
Class A	1,997
Advisor Class	320,370
Class C	2
Institutional Class	3,261
Institutional 2 Class	16,163
Institutional 3 Class	6,771
Class R	4
Custodian fees	73,197
Printing and postage fees	12,811
Registration fees	98,322
Accounting services fees	49,395
Legal fees	15,600
Interest on interfund lending	17,665
Compensation of chief compliance officer	79
Compensation of board members	15,120
Deferred compensation of board members	5,714
Other	21,568
Total expenses	4,230,255
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(705,333)
Fees waived by transfer agent
Institutional 3 Class	(4,410)
Expense reduction	(153)
Total net expenses	3,520,359
Net investment income	11,145,165
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	21,914,645
Investments — affiliated issuers	413
Foreign currency translations	(125,958)
Net realized gain	21,789,100
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	29,260,353
Investments — affiliated issuers	(307)
Foreign currency translations	95,076
Net change in unrealized appreciation (depreciation)	29,355,122
Net realized and unrealized gain	51,144,222
Net increase in net assets resulting from operations	$62,289,387
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Pyrford International Stock Fund  | 2024

Statement of Changes in Net Assets

	Year Ended August 31, 2024	Year Ended August 31, 2023
Operations
Net investment income	$11,145,165	$14,115,419
Net realized gain	21,789,100	12,807,059
Net change in unrealized appreciation (depreciation)	29,355,122	37,618,815
Net increase in net assets resulting from operations	62,289,387	64,541,293
Distributions to shareholders
Net investment income and net realized gains
Class A	(90,576)	(59,933)
Advisor Class	(14,334,471)	(11,579,584)
Class C	(104)	(59)
Institutional Class	(159,835)	(101,501)
Institutional 2 Class	(1,110,788)	(1,534,697)
Institutional 3 Class	(6,442,071)	(3,891,976)
Class R	(116)	(70)
Total distributions to shareholders	(22,137,961)	(17,167,820)
Decrease in net assets from capital stock activity	(121,528,740)	(72,719,878)
Total decrease in net assets	(81,377,314)	(25,346,405)
Net assets at beginning of year	451,697,228	477,043,633
Net assets at end of year	$370,319,914	$451,697,228
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Pyrford International Stock Fund  | 2024

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	August 31, 2024		August 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	15,217	217,671	25,281	347,457
Distributions reinvested	6,379	89,688	4,527	59,252
Shares redeemed	(63,394)	(901,141)	(17,063)	(230,242)
Net increase (decrease)	(41,798)	(593,782)	12,745	176,467
Advisor Class
Shares sold	411,681	5,796,799	252,082	3,266,002
Distributions reinvested	918,197	12,560,943	814,016	10,386,839
Shares redeemed	(7,202,799)	(101,932,168)	(6,407,774)	(85,584,836)
Net decrease	(5,872,921)	(83,574,426)	(5,341,676)	(71,931,995)
Class C
Shares redeemed	(173)	(2,389)	—	—
Net decrease	(173)	(2,389)	—	—
Institutional Class
Shares sold	10,935	151,484	170,036	2,128,730
Distributions reinvested	11,812	159,703	8,042	101,417
Shares redeemed	(231,375)	(3,352,259)	(59,006)	(779,518)
Net increase (decrease)	(208,628)	(3,041,072)	119,072	1,450,629
Institutional 2 Class
Shares sold	1,220,236	16,787,412	322,802	4,321,432
Distributions reinvested	82,210	1,110,654	121,794	1,534,610
Shares redeemed	(2,399,289)	(33,121,010)	(1,095,181)	(14,634,248)
Net decrease	(1,096,843)	(15,222,944)	(650,585)	(8,778,206)
Institutional 3 Class
Shares sold	615,845	8,661,696	2,285,545	30,829,967
Distributions reinvested	469,813	6,431,735	300,337	3,832,298
Shares redeemed	(2,450,881)	(34,187,558)	(2,191,297)	(28,299,038)
Net increase (decrease)	(1,365,223)	(19,094,127)	394,585	6,363,227
Total net decrease	(8,585,586)	(121,528,740)	(5,465,859)	(72,719,878)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Pyrford International Stock Fund  | 2024

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2022 and thereafter, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 8/31/2024	$14.26	0.34	2.01	2.35	(0.41)	(0.29)	(0.70)
Year Ended 8/31/2023	$12.88	0.39	1.43	1.82	(0.44)	—	(0.44)
Year Ended 8/31/2022	$15.58	0.36	(2.61)	(2.25)	(0.36)	(0.09)	(0.45)
Year Ended 8/31/2021(e),(f)	$13.56	0.37	1.89	2.26	(0.24)	—	(0.24)
Year Ended 8/31/2020(e),(f)	$13.08	0.26	0.54	0.80	(0.32)	—	(0.32)
Advisor Class
Year Ended 8/31/2024	$13.92	0.37	1.96	2.33	(0.45)	(0.29)	(0.74)
Year Ended 8/31/2023	$12.58	0.39	1.42	1.81	(0.47)	—	(0.47)
Year Ended 8/31/2022	$15.24	0.37	(2.55)	(2.18)	(0.39)	(0.09)	(0.48)
Year Ended 8/31/2021(e),(f)	$13.29	0.40	1.85	2.25	(0.30)	—	(0.30)
Year Ended 8/31/2020(e),(f)	$12.84	0.31	0.51	0.82	(0.37)	—	(0.37)
Institutional Class
Year Ended 8/31/2024	$13.77	0.36	1.92	2.28	(0.45)	(0.29)	(0.74)
Year Ended 8/31/2023	$12.45	0.39	1.40	1.79	(0.47)	—	(0.47)
Year Ended 8/31/2022(g)	$14.07	0.27	(1.89)	(1.62)	—	—	—
Institutional 2 Class
Year Ended 8/31/2024	$13.77	0.40	1.91	2.31	(0.46)	(0.29)	(0.75)
Year Ended 8/31/2023	$12.45	0.40	1.41	1.81	(0.49)	—	(0.49)
Year Ended 8/31/2022(g)	$14.07	0.28	(1.90)	(1.62)	—	—	—
Institutional 3 Class
Year Ended 8/31/2024	$13.94	0.39	1.95	2.34	(0.46)	(0.29)	(0.75)
Year Ended 8/31/2023	$12.60	0.42	1.41	1.83	(0.49)	—	(0.49)
Year Ended 8/31/2022(f)	$15.26	0.39	(2.55)	(2.16)	(0.41)	(0.09)	(0.50)
Year Ended 8/31/2021(e),(f)	$13.31	0.43	1.84	2.27	(0.32)	—	(0.32)
Year Ended 8/31/2020(e),(f)	$12.86	0.34	0.50	0.84	(0.39)	—	(0.39)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Pyrford International Stock Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 8/31/2024	$15.91	17.16%	1.31% (c)	1.14% (c),(d)	2.35%	14%	$1,621
Year Ended 8/31/2023	$14.26	14.42%	1.28% (c)	1.09% (c),(d)	2.81%	7%	$2,049
Year Ended 8/31/2022	$12.88	(14.81% )	1.29% (c)	1.12% (c)	2.51%	17%	$1,686
Year Ended 8/31/2021 (e),(f)	$15.58	16.83%	1.20%	1.19%	2.54%	13%	$1,986
Year Ended 8/31/2020 (e),(f)	$13.56	6.11%	1.20%	1.19%	1.95%	28%	$1,816
Advisor Class
Year Ended 8/31/2024	$15.51	17.44%	1.06% (c)	0.89% (c),(d)	2.66%	14%	$226,613
Year Ended 8/31/2023	$13.92	14.73%	1.03% (c)	0.84% (c),(d)	2.93%	7%	$285,141
Year Ended 8/31/2022	$12.58	(14.68% )	1.04% (c)	0.88% (c)	2.65%	17%	$324,963
Year Ended 8/31/2021 (e),(f)	$15.24	17.18%	0.95%	0.94%	2.78%	13%	$486,673
Year Ended 8/31/2020 (e),(f)	$13.29	6.38%	0.95%	0.94%	2.40%	28%	$463,023
Institutional Class
Year Ended 8/31/2024	$15.31	17.26%	1.05% (c)	0.89% (c),(d)	2.58%	14%	$174
Year Ended 8/31/2023	$13.77	14.75%	1.03% (c)	0.84% (c),(d)	2.97%	7%	$3,028
Year Ended 8/31/2022 (g)	$12.45	(11.51% )	1.03% (c)	0.85% (c)	3.00%	17%	$1,256
Institutional 2 Class
Year Ended 8/31/2024	$15.33	17.52%	1.00% (c)	0.83% (c)	2.91%	14%	$22,050
Year Ended 8/31/2023	$13.77	14.87%	0.94% (c)	0.75% (c)	3.02%	7%	$34,905
Year Ended 8/31/2022 (g)	$12.45	(11.51% )	0.92% (c)	0.75% (c)	3.12%	17%	$39,674
Institutional 3 Class
Year Ended 8/31/2024	$15.53	17.53%	0.95% (c)	0.78% (c)	2.75%	14%	$119,859
Year Ended 8/31/2023	$13.94	14.86%	0.94% (c)	0.75% (c)	3.17%	7%	$126,568
Year Ended 8/31/2022 (f)	$12.60	(14.53% )	0.88% (c)	0.75% (c)	2.74%	17%	$109,460
Year Ended 8/31/2021 (e),(f)	$15.26	17.31%	0.80%	0.79%	2.99%	13%	$272,505
Year Ended 8/31/2020 (e),(f)	$13.31	6.54%	0.80%	0.79%	2.65%	28%	$230,148
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Pyrford International Stock Fund  | 2024

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Year Ended 8/31/2024	$14.06	0.31	1.98	2.29	(0.38)	(0.29)	(0.67)
Year Ended 8/31/2023	$12.71	0.34	1.42	1.76	(0.41)	—	(0.41)
Year Ended 8/31/2022(g)	$14.42	0.29	(2.00)	(1.71)	—	—	—

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Net investment income (loss) per share calculated using the average shares method.
(f)	Redemption fees consisted of per share amounts less than $0.01.
(g)	Institutional Class, Institutional 2 Class and Class R shares commenced operations on December 15, 2021. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Pyrford International Stock Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Year Ended 8/31/2024	$15.68	16.88%	1.57% (c)	1.41% (c),(d)	2.18%	14%	$3
Year Ended 8/31/2023	$14.06	14.10%	1.53% (c)	1.34% (c),(d)	2.54%	7%	$2
Year Ended 8/31/2022 (g)	$12.71	(11.86% )	1.53% (c)	1.35% (c)	2.87%	17%	$2
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Pyrford International Stock Fund  | 2024

Notes to Financial Statements
August 31, 2024
Note 1. Organization
Columbia Pyrford International Stock Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
The Fund’s Board of Trustees approved a proposal to accelerate the conversion of Class C shares into Class A shares of the Fund. Effective on February 12, 2024, Class C shares of the Fund were closed to new and existing investors and effective on April 15, 2024, shares held by Class C shareholders were converted into Class A shares in a tax-free transaction.
The Board of Trustees of the Fund also approved the conversion of all Advisor Class shares of the Fund to Institutional Class shares of the Fund and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of the Fund will be converted to Institutional Class shares of the Fund. This will be a tax-free transaction for existing Advisor Class shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by

Columbia Pyrford International Stock Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Columbia Pyrford International Stock Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory agreement below) has the primary responsibility for the day-to-day portfolio management of the

Columbia Pyrford International Stock Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.62% as the Fund’s net assets increase. The effective management services fee rate for the year ended August 31, 2024 was 0.86% of the Fund’s average daily net assets.
Subadvisory agreement
The Investment Manager has entered into a Subadvisory Agreement with Pyrford International Ltd (Pyrford) to serve as the subadviser to the Fund. Pyrford is an affiliate of the Investment Manager. The Investment Manager compensates Pyrford to manage the investment of the Fund’s assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, effective January 1, 2024 through December 31, 2024, Institutional 3 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to that share class.
Columbia Pyrford International Stock Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
For the year ended August 31, 2024, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.12
Advisor Class	0.12
Class C	0.09 (a)
Institutional Class	0.12
Institutional 2 Class	0.06
Institutional 3 Class	0.00
Class R	0.15

(a)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended August 31, 2024, these minimum account balance fees reduced total expenses of the Fund by $153.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses. As a result of Class C shares of the Fund being converted into Class A shares, April 15, 2024 was the last day the Fund paid a distribution and service fee for Class C shares.
Sales charges (unaudited)
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the year ended August 31, 2024, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	10,751
Class C	—	1.00 (b)	—

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.

Columbia Pyrford International Stock Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	January 1, 2024 through December 31, 2024 (%)	Prior to January 1, 2024 (%)
Class A	1.15	1.17
Advisor Class	0.90	0.92
Institutional Class	0.90	0.92
Institutional 2 Class	0.85	0.81
Institutional 3 Class	0.79	0.75
Class R	1.40	1.42
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Reflected in the contractual cap commitment, effective January 1, 2024 through December 31, 2024, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.00% for Institutional 3 Class of the average daily net assets attributable to that share class, unless sooner terminated at the sole discretion of the Board of Trustees. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2024, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, foreign currency transactions, trustees’ deferred compensation and earnings and profits distributed to shareholders on the redemption of shares. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized gain ($)	Paid in capital ($)
(125,958)	(3,007,042)	3,133,000
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
Columbia Pyrford International Stock Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
The tax character of distributions paid during the years indicated was as follows:
Year Ended August 31, 2024			Year Ended August 31, 2023
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
13,438,165	8,699,796	22,137,961	17,167,820	—	17,167,820
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At August 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
8,838,103	14,817,591	—	94,297,509
At August 31, 2024, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
269,929,840	107,715,307	(13,417,798)	94,297,509
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $56,013,084 and $186,487,490, respectively, for the year ended August 31, 2024. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.

Columbia Pyrford International Stock Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended August 31, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	3,496,774	5.86	31
Interest expense incurred by the Fund is recorded as Interest on interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at August 31, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the year ended August 31, 2024.
Note 9. Significant risks
Foreign securities and emerging market countries risk
Investing in foreign securities may involve heightened risks relative to investments in U.S. securities. Investing in foreign securities subjects the Fund to the risks associated with the issuer’s country of organization and places of business operations, including risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may be more volatile and less liquid than U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Columbia Pyrford International Stock Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
Geographic focus risk
The Fund may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund.
Asia Pacific Region. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in the Asia Pacific region. Many of the countries in the region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.
Europe. The Fund is particularly susceptible to risks related to economic, political, regulatory or other events or conditions, including acts of war or other conflicts in the region, affecting issuers and countries in Europe. Countries in Europe are often closely connected and interdependent, and events in one European country can have an adverse impact on, and potentially spread to, other European countries. In addition, significant private or public debt problems in a single European Union (EU) country can pose economic risks to the EU as a whole. As a result, the Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. Uncertainty caused by the departure of the United Kingdom (UK) from the EU, which occurred in January 2020, could have negative impacts on the UK and EU, as well as other European economies and the broader global economy. These could include negative impacts on currencies and financial markets as well as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which could adversely affect the value of your investment in the Fund.
Industrials sector risk
The Fund is vulnerable to the particular risks that may affect companies in the industrials sector. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events, economic conditions and risks for environmental damage and product liability claims.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Shareholder concentration risk
At August 31, 2024, one unaffiliated shareholder of record owned 21.2% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a

Columbia Pyrford International Stock Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Pyrford International Stock Fund  | 2024

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust II and Shareholders of Columbia Pyrford International Stock Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Pyrford International Stock Fund (one of the funds constituting Columbia Funds Series Trust II, referred to hereafter as the "Fund") as of August 31, 2024, the related statement of operations for the year ended August 31, 2024, the statement of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the two years in the period ended August 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the two years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
The financial statements of the Fund (i) as of and for the year ended August 31, 2022 and the financial highlights for the year or period indicated therein ended August 31, 2022 (not presented herein, other than the financial highlights) and (ii) as of and for the year ended August 31, 2021 and the financial highlights for each of the two years in the period ended on or prior to August 31, 2021 (not presented herein, other than the financial highlights) were audited by other auditors whose reports dated October 25, 2022 and October 27, 2021, respectively, expressed unqualified opinions on those financial statements and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, transfer agent and the broker; when replies were not received from the broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
October 23, 2024
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.

Columbia Pyrford International Stock Fund  | 2024

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended August 31, 2024. Shareholders will be notified in early 2025 of the amounts for use in preparing 2024 income tax returns.
Qualified dividend income	Capital gain dividend	Foreign taxes paid to foreign countries	Foreign taxes paid per share to foreign countries	Foreign source income	Foreign source income per share
96.59%	$18,911,175	$1,138,787	$0.05	$15,501,301	$0.65
Qualified dividend income. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents qualified dividend income subject to reduced tax rates.
Capital gain dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period.
Foreign taxes. The Fund makes the election to pass through to shareholders the foreign taxes paid. Eligible shareholders may claim a foreign tax credit. These taxes, and the corresponding foreign source income, are provided in the table above.
 Change in Independent Registered Public
Accounting Firm
At a meeting held on November 4, 2022, the Board of Trustees of Columbia Funds Series Trust II (the "Trust"), of which the Fund is a series, upon recommendation of the Audit Committee, approved and appointed PricewaterhouseCoopers LLP ("PwC") as the independent registered public accounting firm for the Fund for the fiscal year ending August 31, 2023. Effective November 16, 2022 (the "Dismissal Date"), Cohen & Company, Ltd. ("Cohen"), the independent registered public accounting firm for the Fund’s fiscal year ended August 31, 2022, was dismissed.
Cohen’s report on the financial statements of the Fund as of and for the fiscal year ended August 31, 2022 contained no adverse opinion or disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal year and through the Dismissal Date, there were no: (1) disagreements between the Fund and Cohen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to Cohen’s satisfaction, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the Fund’s financial statements for such period, or (2) reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.
During the fiscal year ended August 31, 2022, neither the Fund, nor anyone on its behalf, consulted PwC regarding: (1) the application of accounting principles to a specified transaction, either completed or proposed, (2) the type of audit opinion that might be rendered on the Fund’s financial statements, or (3) any matter that was either the subject of a disagreement or a reportable event, as such terms are described in Item 304(a)(1)(v) of Regulation S-K of the Securities Exchange Act of 1934, as amended.
Neither the Trust, nor anyone on its behalf, consulted with PwC regarding the Fund, during the fiscal year ended August 31, 2022 and through the Dismissal Date, on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K under the Securities Exchange Act of 1934, as amended) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).
Columbia Pyrford International Stock Fund  | 2024

 Approval of Management and Subadvisory
Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Pyrford International Stock Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between the Investment Manager and Pyrford International Ltd (the Subadviser), an affiliate of the Investment Manager, the Subadviser provides portfolio management and related services for the Fund.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreement (together, the Advisory Agreements).  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April, May and June 2024, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
The Board, at its June 27, 2024 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Advisory Agreements;
•
Subadvisory fees payable by the Investment Manager under the Subadvisory Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager and the Subadviser under the Advisory Agreements, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;

Columbia Pyrford International Stock Fund  | 2024

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
•
Information regarding the resources of the Investment Manager and the Subadviser, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement and the Subadvisory Agreement.
Nature, extent and quality of services provided by the Investment Manager and the Subadviser
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadviser, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated subadvisers.  With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2023 in the performance of administrative services, and noted the various enhancements anticipated for 2024.  In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring the Subadviser), noting that no changes were proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered the Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process.  The Board also considered the Subadviser’s capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement.  In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed.  The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager.  It was observed that no changes were recommended to the Subadvisory Agreement. The Board took into account the Investment Manager’s representation that the Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and the Subadvisory Agreement.
Columbia Pyrford International Stock Fund  | 2024

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund.  The Board observed that Fund performance was well within the range of that of its peers.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s and Subadviser’s performance and reputation generally and the Investment Manager’s evaluation of the Subadviser’s contribution to the Fund’s investment mandate.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadviser, in light of other considerations, supported the continuation of the Management Agreement and the Subadvisory Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports.
Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of each of the Management Agreement and the Subadvisory Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. The Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2023 had declined from 2022 levels, due to a variety of factors, including the decreased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.

Columbia Pyrford International Stock Fund  | 2024

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources.  The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders. The Board also noted that the breakpoints in the Subadvisory Agreement did not occur at the same levels as the breakpoints in the Management Agreement.  In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and the Subadvisory Agreement.  In reaching its conclusions, no single factor was determinative.
On June 27, 2024, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.
Columbia Pyrford International Stock Fund  | 2024

Columbia Pyrford International Stock Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN319_08_P01_(10/24)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Changes in and disagreements with accountants for Open-End Management Investment Companies (as set forth in 17 CFR 229.304) is included in Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	October 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	October 23, 2024

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	October 23, 2024

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	October 23, 2024